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                       Seward & Kissel LLP
                       1200 G Street, N.W.
                            Suite 350
                     Washington, D.C.  20005


                                       March 6, 2002



VIA EDGAR
----------
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

              Re:  Alliance Select Investor Series, Inc.
                   (File Nos.  333-08818 and 811-09176)

Dear Sir or Madam:

         On behalf of Alliance Select Investor Series, Inc. (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectuses for the Fund and the Statement of Additional Information for the Technology Portfolio of the Fund that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Fund's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on February 28, 2002.

                                       Sincerely,


                                       /s/ Nora L. Sheehan
                                       --------------------------
                                           Nora L. Sheehan















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